BORROWINGS BORROWINGS - Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Securities Sold under Agreements to Repurchase		$ 90,181
Carrying Value of Securities Sold under Repurchase Agreements and Deposits Received for Securities Loaned	$ 90,200		$ 85,500
Collateralized Mortgage Obligations
Securities Sold under Agreements to Repurchase		80,426
Mortgage-backed securities
Securities Sold under Agreements to Repurchase		$ 9,755